Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

5. Inventory

Inventory consists of the following:

	December 31, 2017	December 31, 2018
Raw materials	44,061	696,005
Work in process	22,262	6,727
Finished Goods	-	723,591
Merchandise	23,141	38,916
Total	89,464	1,465,239

Raw materials as of December 31, 2017 are mainly used for research and development purpose and will be expensed when incurred. In the second quarter of 2018, the Group started selling vehicles and procured raw materials for volume production purpose. As of December 31, 2018, raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Work in progress are mainly used for research and development of new models and will be expensed when incurred. Electric drive systems in production are also recorded as work in progress.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at our sales and service center locations, and charging piles.

Merchandise inventory includes branded merchandise of NIO which can be redeemed by deducting membership rewards points of customer loyalty program in the Group’s application store.